GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2013	Jul. 26, 2017
GENERAL [Abstract]
Incurred losses		$ 10,089	$ 17,885	$ 37,066
Accumulated deficit		318,331		$ 308,242
Accumulated negative cash flow from operating activities		$ 7,849	$ 15,062
Upfront payment received	$ 10,000				$ 10,000
Development, regulatory and commercial milestones compensation	$ 200,000
Potential milestone compensation					500,000
Preclinical milestone compensation					$ 30,000
Potential milestone compensation company is now eligible for						$ 250,000